Redeemable Convertible Preferred Stock - Narrative (Details)		1 Months Ended													9 Months Ended		12 Months Ended
	Jun. 27, 2012	Aug. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2012 USD ($) $ / shares shares	May 31, 2011 USD ($) $ / shares shares	Apr. 30, 2011 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Oct. 31, 2020 USD ($)
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued | shares						409,574
Conversion price of preferred stock | $ / shares															$ 17.27
Conversion price of debt securities | $ / shares																		$ 17.27
Issuance costs											$ 11,000,000				$ 0	$ 330,000		$ 329,000	$ 289,000
Percentage Of Purchase Of One Share of Redeemable Convertible Preferred Stock	8
Series A-1
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued | shares					1,636,971									1,636,971	1,689,193			1,636,971	1,636,971	52,222
Shares issued on Conversion of debt | shares														1,636,971
Fair value of debt														$ 3,200,000						$ 900,000
Interest expense														$ 400,000
Share issuance price | $ / shares														$ 4.44
Series A-2
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued | shares					1,161,254								409,440		1,161,254			1,161,254	1,161,254
Fair value of debt													$ 700,000
Share issuance price | $ / shares													$ 2.61
Gross proceeds from issuance of Convertible shares													$ 1,100,000
Value of Convertible shares issued on exchange of services													$ 700,000
Series A-3
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued | shares					1,492,685							1,017,648			1,730,874			1,492,685	1,492,685
Share issuance price | $ / shares												$ 3.00
Gross proceeds from issuance of Convertible shares												$ 3,100,000
Fair value of warrant												3,000,000.0
Issuance costs												$ 10,000,000
Series A-3 | Bridge loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares												255,245
Fair value of debt												$ 700,000
Conversion price of preferred stock | $ / shares												$ 2.85
Series A-4
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued | shares					1,439,352						1,439,352				1,450,529			1,450,529	1,439,352
Share issuance price | $ / shares											$ 3.00
Number of Common shares issued per unit | shares											1,439,352
Gross proceeds from issuance of Convertible shares											$ 4,300,000
Fair value of warrant																					$ 100,000
Issuance costs											$ 11,000,000
Percentage Of Purchase Of One Share of Redeemable Convertible Preferred Stock																	50
Percentage of purchase of one Share of common stock																	50
Series A-5
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued | shares					1,977,114				33,949	1,450,265					1,977,114			1,977,114	1,977,114
Shares issued on Conversion of debt | shares										492,900
Fair value of debt										$ 4,300,000
Share issuance price | $ / shares									$ 12.41	$ 12.41
Conversion price of preferred stock | $ / shares										$ 8.69
Gross proceeds from issuance of Convertible shares									$ 400,000	$ 18,000,000.0
Issuance costs										$ 100,000
Series A-5 | Bridge loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares										492,900
Fair value of debt										$ 4,300,000
Conversion price of debt securities | $ / shares										$ 8.69
Series Growth
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued | shares					2,538,274			2,538,274							2,538,274			2,538,274	2,538,274
Share issuance price | $ / shares								$ 12.41
Gross proceeds from issuance of Convertible shares								$ 31,500,000
Issuance costs								$ 100,000
Series 2 Growth
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued | shares					2,370,803	409,574	1,561,280								2,370,803			2,370,803	2,370,803
Share issuance price | $ / shares							$ 13.80
Gross proceeds from issuance of Convertible shares						$ 5,200,000	$ 10,000,000.0
Issuance costs						$ 0	$ 200,000
Series 3 Growth
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued | shares		868,558	1,158,077	818,990	2,973,270										5,818,895			5,818,895	2,973,270
Share issuance price | $ / shares					$ 17.27														$ 17.27
Number of Common shares issued per unit | shares					703,439														703,439
Gross proceeds from issuance of Convertible shares		$ 15,000,000.0	$ 20,000,000.0	$ 14,100,000	$ 39,200,000
Fair value of warrant					12,100,000														$ 12,100,000
Issuance costs		$ 100,000	$ 200,000	$ 26,000,000	$ 300,000
Series 3 Growth | Bridge loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares					703,439
Fair value of debt					$ 12,100,000														$ 12,100,000